                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Credit Opportunities Investors III, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number:   28-14550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
Title:     Managing member of Sankaty Credit Member, LLC, the
           managing member of Sankaty Credit Opportunities III Investors, LLC.
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine           Boston, MA                 8/14/2012
----------------------          -------------               ---------
     [Signature]                [City, State]                 [Date]

* The report on Form 13F for the period ended June 30, 2012 for Sankaty Credit Opportunities Investors III, LLC (the "Fund"), is being filed by Sankaty Advisors, LLC. Jonathan S. Lavine is the manager of Sankaty Advisors, LLC, and is also the managing member of Sankaty Credit Member, LLC which is the managing member of the Fund.

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name
        --------------------            ----
        28-11314                        Sankaty Advisors, LLC
        28-14551                        Sankaty Credit Member, LLC